UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Massachusetts Municipals Fund
Class A [SLMMX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Western Asset Massachusetts Municipals Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025 Class A shares of Western Asset Massachusetts Municipals Fund returned 1.13%. The Fund compares its performance to the  Bloomberg Massachusetts Municipal Bond Index, which returned 2.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the power sector
↑	Overweight the transportation sector
↑	Issue selection within the transportation and special tax sectors

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Issue selection within the education sector
↓	Issue selection within the hospital sector
Western Asset Massachusetts Municipals Fund	PAGE 1	7041-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class A	1.13	0.06	1.45
Class A (with sales charge)	-2.63	-0.80	1.01
Bloomberg Municipal Bond Index	2.64	0.91	2.41
Bloomberg Massachusetts Municipal Bond Index	2.52	0.60	2.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$34,213,528
Total Number of Portfolio Holdings	48
Total Management Fee Paid	$7,377
Portfolio Turnover Rate	10%
Western Asset Massachusetts Municipals Fund	PAGE 2	7041-ATSR-0126

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Massachusetts Municipals Fund	PAGE 3	7041-ATSR-0126

Western Asset Massachusetts Municipals Fund
Class C [SMALX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Western Asset Massachusetts Municipals Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025 Class C shares of Western Asset Massachusetts Municipals Fund returned 0.58%. The Fund compares its performance to the  Bloomberg Massachusetts Municipal Bond Index, which returned 2.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the power sector
↑	Overweight the transportation sector
↑	Issue selection within the transportation and special tax sectors

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Issue selection within the education sector
↓	Issue selection within the hospital sector
Western Asset Massachusetts Municipals Fund	PAGE 1	7484-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class C	0.58	-0.48	0.91
Class C (with sales charge)	-0.41	-0.48	0.91
Bloomberg Municipal Bond Index	2.64	0.91	2.41
Bloomberg Massachusetts Municipal Bond Index	2.52	0.60	2.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$34,213,528
Total Number of Portfolio Holdings	48
Total Management Fee Paid	$7,377
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Massachusetts Municipals Fund	PAGE 2	7484-ATSR-0126

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Massachusetts Municipals Fund	PAGE 3	7484-ATSR-0126

Western Asset Massachusetts Municipals Fund
Class I [LHMIX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Western Asset Massachusetts Municipals Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$55	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025 Class I shares of Western Asset Massachusetts Municipals Fund returned 1.36%. The Fund compares its performance to the  Bloomberg Massachusetts Municipal Bond Index, which returned 2.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the power sector
↑	Overweight the transportation sector
↑	Issue selection within the transportation and special tax sectors

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Issue selection within the education sector
↓	Issue selection within the hospital sector
Western Asset Massachusetts Municipals Fund	PAGE 1	7466-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class I	1.36	0.24	1.63
Bloomberg Municipal Bond Index	2.64	0.91	2.41
Bloomberg Massachusetts Municipal Bond Index	2.52	0.60	2.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$34,213,528
Total Number of Portfolio Holdings	48
Total Management Fee Paid	$7,377
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Massachusetts Municipals Fund	PAGE 2	7466-ATSR-0126

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Massachusetts Municipals Fund	PAGE 3	7466-ATSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending November 30, 2024 and November 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $94,958 in November 30, 2024 and $95,908 in November 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in November 30, 2024 and $0 in November 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,250 in November 30, 2024 and $29,250 in November 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in November 30, 2024 and $0 in November 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in November 30, 2024 and $344,935 in November 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Massachusetts Municipals Fund
Financial Statements and Other Important Information
Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
November 30, 2025
 Western Asset Massachusetts Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.2%
Education — 27.0%
Massachusetts State DFA Revenue:
Babson College, Refunding	4.000%	10/1/41	$875,000	$884,367
Babson College, Refunding	4.000%	10/1/44	700,000	681,687
Brandeis University, Series S, Refunding	5.000%	10/1/40	1,330,000	1,399,597
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	600,000	605,174
Northeastern University Issue, Refunding	5.000%	10/1/44	1,250,000	1,332,576
Senior National Charter School Revolving Loan Fund, Social Bonds, Series C	4.000%	11/1/46	1,000,000	908,763
Smith College Issue, Refunding	4.000%	7/1/45	1,000,000	979,401
UMass Boston Student Housing	5.000%	10/1/31	600,000	604,575
Worcester Polytechnic Institute	4.000%	9/1/44	2,000,000	1,838,573
Total Education				9,234,713
Health Care — 24.4%
Massachusetts State DFA Revenue:
Beth Israel Lahey Health Inc., Series K, Refunding	5.000%	7/1/38	1,000,000	1,049,580
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	2,000,000	2,160,855 (a)(b)
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	255,366
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	692,104
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,000,000	887,797
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	1,500,000	1,505,793
Umass Memorial Health Care Inc., Series N-1, Refunding	5.250%	7/1/50	1,750,000	1,788,370
Total Health Care				8,339,865
Industrial Revenue — 10.1%
Massachusetts State DFA Revenue, Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	500,000	485,605
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.250%	5/1/27	1,000,000	963,110 (c)(d)
Massachusetts State Port Authority Revenue, Bosfuel Project, Series A, Refunding	5.000%	7/1/49	2,000,000	2,020,438 (d)
Total Industrial Revenue				3,469,153
Local General Obligation — 3.8%
Plymouth, MA, GO, Refunding	3.500%	5/1/44	1,500,000	1,309,249
Power — 2.7%
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, Project 2015A Issue, Series A	4.000%	7/1/51	1,000,000	925,994
See Notes to Financial Statements.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Western Asset Massachusetts Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — 13.9%
Massachusetts State Bay Transportation Authority, Senior Sales Tax Revenue, Sustainability Bonds, Series B	5.250%	7/1/54	$1,000,000	$1,069,835
Massachusetts State DFA Revenue, Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,540,290
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	1,025,000	1,172,771
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	71,000	67,323
CAB, Restructured, Series A-1	0.000%	7/1/46	720,000	245,518
Restructured, Series A-1	4.550%	7/1/40	30,000	29,930
Restructured, Series A-1	4.750%	7/1/53	260,000	247,520
Restructured, Series A-1	5.000%	7/1/58	90,000	87,747
Restructured, Series A-2	4.329%	7/1/40	290,000	282,861
Total Special Tax Obligation				4,743,795
State General Obligation — 5.8%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	8/1/51	1,500,000	1,574,193
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	7,256	5,231
Restructured, Series A-1	5.625%	7/1/27	6,223	6,366
Restructured, Series A-1	5.625%	7/1/29	6,122	6,500
Restructured, Series A-1	5.750%	7/1/31	5,946	6,550
Restructured, Series A-1	4.000%	7/1/33	5,638	5,635
Restructured, Series A-1	4.000%	7/1/35	115,068	114,304
Restructured, Series A-1	4.000%	7/1/37	225,000	216,320
Restructured, Series A-1	4.000%	7/1/41	35,914	33,210
Restructured, Series A-1	4.000%	7/1/46	6,151	5,473
Subseries CW	0.000%	11/1/43	21,663	13,892 (b)
Total State General Obligation				1,987,674
Transportation — 6.8%
Massachusetts State Port Authority Revenue, Series E	5.000%	7/1/46	1,250,000	1,275,622 (d)
Massachusetts State Transportation Fund Revenue, Rail Enhancement Program, Series A	5.000%	6/1/55	1,000,000	1,051,000
Total Transportation				2,326,622
See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

 Western Asset Massachusetts Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$250,000	$246,096 (c)

Total Investments before Short-Term Investments (Cost — $34,073,718)				32,583,161
Short-Term Investments — 3.5%
Municipal Bonds — 3.5%
Health Care — 3.5%
Massachusetts State DFA Revenue, Partners HealthCare System, Mass General Brigham Inc., Series K-1, SPA - Wells Fargo Bank N.A.	2.250%	7/1/46	400,000	400,000 (e)(f)
Massachusetts State HEFA Revenue:
Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	1.750%	7/1/44	400,000	400,000 (e)(f)
Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	1.750%	7/1/39	300,000	300,000 (e)(f)
Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	2.250%	7/1/27	100,000	100,000 (e)(f)

Total Short-Term Investments (Cost — $1,200,000)				1,200,000
Total Investments — 98.7% (Cost — $35,273,718)				33,783,161
Other Assets in Excess of Liabilities — 1.3%				430,367
Total Net Assets — 100.0%				$34,213,528

(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Western Asset Massachusetts Municipals Fund
Abbreviation(s) used in this schedule:
CAB	—	Capital Appreciation Bonds
DFA	—	Development Finance Agency
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments, at value (Cost — $35,273,718)	$33,783,161
Cash	96,105
Interest receivable	456,122
Receivable for Fund shares sold	4,539
Prepaid expenses	18,411
Total Assets	34,358,338
Liabilities:
Fund accounting fees payable	55,770
Audit and tax fees payable	33,012
Payable for Fund shares repurchased	26,544
Distributions payable	9,938
Service and/or distribution fees payable	3,875
Investment management fee payable	230
Trustees’ fees payable	69
Accrued expenses	15,372
Total Liabilities	144,810
Total Net Assets	$34,213,528
Net Assets:
Par value (Note 7)	$30
Paid-in capital in excess of par value	43,257,494
Total distributable earnings (loss)	(9,043,996)
Total Net Assets	$34,213,528
Net Assets:
Class A	$27,918,652
Class C	$757,158
Class I	$5,537,718
Shares Outstanding:
Class A	2,430,359
Class C	65,914
Class I	481,973
Net Asset Value:
Class A (and redemption price)	$11.49
Class C*	$11.49
Class I (and redemption price)	$11.49
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.94

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Statement of Operations
For the Year Ended November 30, 2025

Investment Income:
Interest	$1,332,418
Expenses:
Investment management fee (Note 2)	173,418
Fund accounting fees	66,432
Registration fees	54,835
Service and/or distribution fees (Notes 2 and 5)	48,199
Audit and tax fees	34,962
Transfer agent fees (Notes 2 and 5)	34,833
Legal fees	7,657
Shareholder reports	7,589
Trustees’ fees	1,192
Insurance	341
Commitment fees (Note 8)	330
Custody fees	184
Miscellaneous expenses	10,344
Total Expenses	440,316
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(166,041)
Net Expenses	274,275
Net Investment Income	1,058,143
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(504,606)
Futures contracts	8,139
Net Realized Loss	(496,467)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(624,473)
Futures contracts	(45,616)
Change in Net Unrealized Appreciation (Depreciation)	(670,089)
Net Loss on Investments and Futures Contracts	(1,166,556)
Decrease in Net Assets From Operations	$(108,413)
See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended November 30,	2025	2024
Operations:
Net investment income	$1,058,143	$1,444,899
Net realized loss	(496,467)	(107,795)
Change in net unrealized appreciation (depreciation)	(670,089)	1,814,942
Increase (Decrease) in Net Assets From Operations	(108,413)	3,152,046
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,043,532)	(1,444,631)
Decrease in Net Assets From Distributions to Shareholders	(1,043,532)	(1,444,631)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,541,066	10,017,020
Reinvestment of distributions	913,030	1,318,534
Cost of shares repurchased	(20,886,867)	(21,365,420)
Decrease in Net Assets From Fund Share Transactions	(14,432,771)	(10,029,866)
Decrease in Net Assets	(15,584,716)	(8,322,451)
Net Assets:
Beginning of year	49,798,244	58,120,695
End of year	$34,213,528	$49,798,244
See Notes to Financial Statements.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.67	$11.33	$11.27	$12.95	$12.88
Income (loss) from operations:
Net investment income	0.31	0.30	0.30	0.23	0.23
Net realized and unrealized gain (loss)	(0.19)	0.34	0.06	(1.68)	0.07
Total income (loss) from operations	0.12	0.64	0.36	(1.45)	0.30
Less distributions from:
Net investment income	(0.30)	(0.30)	(0.30)	(0.23)	(0.23)
Total distributions	(0.30)	(0.30)	(0.30)	(0.23)	(0.23)
Net asset value, end of year	$11.49	$11.67	$11.33	$11.27	$12.95
Total return[2]	1.13%	5.70%	3.21%	(11.21)%	2.37%
Net assets, end of year (000s)	$27,919	$29,167	$30,734	$38,181	$52,483
Ratios to average net assets:
Gross expenses	1.17%	1.03%	0.97%	0.95%	0.91%
Net expenses[3,4]	0.75	0.75	0.75	0.75	0.75
Net investment income	2.71	2.59	2.64	1.98	1.81
Portfolio turnover rate	10%	12%	6%	28%	26%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.67	$11.33	$11.27	$12.94	$12.87
Income (loss) from operations:
Net investment income	0.24	0.24	0.24	0.17	0.17
Net realized and unrealized gain (loss)	(0.18)	0.34	0.05	(1.67)	0.06
Total income (loss) from operations	0.06	0.58	0.29	(1.50)	0.23
Less distributions from:
Net investment income	(0.24)	(0.24)	(0.23)	(0.17)	(0.16)
Total distributions	(0.24)	(0.24)	(0.23)	(0.17)	(0.16)
Net asset value, end of year	$11.49	$11.67	$11.33	$11.27	$12.94
Total return[2]	0.58%	5.12%	2.64%	(11.62)%	1.81%
Net assets, end of year (000s)	$757	$1,162	$1,171	$1,014	$1,798
Ratios to average net assets:
Gross expenses	1.74%	1.58%	1.53%	1.51%	1.45%
Net expenses[3,4]	1.30	1.30	1.30	1.30	1.30
Net investment income	2.16	2.05	2.09	1.41	1.30
Portfolio turnover rate	10%	12%	6%	28%	26%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.67	$11.34	$11.28	$12.96	$12.88
Income (loss) from operations:
Net investment income	0.33	0.32	0.32	0.25	0.25
Net realized and unrealized gain (loss)	(0.18)	0.33	0.06	(1.68)	0.08
Total income (loss) from operations	0.15	0.65	0.38	(1.43)	0.33
Less distributions from:
Net investment income	(0.33)	(0.32)	(0.32)	(0.25)	(0.25)
Total distributions	(0.33)	(0.32)	(0.32)	(0.25)	(0.25)
Net asset value, end of year	$11.49	$11.67	$11.34	$11.28	$12.96
Total return[2]	1.36%	5.81%	3.41%	(11.06)%	2.61%
Net assets, end of year (000s)	$5,538	$19,470	$26,215	$30,580	$51,178
Ratios to average net assets:
Gross expenses	1.02%	0.91%	0.84%	0.84%	0.79%
Net expenses[3,4]	0.55	0.55	0.55	0.60	0.60
Net investment income	2.89	2.80	2.84	2.11	1.93
Portfolio turnover rate	10%	12%	6%	28%	26%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. Prior to December 1,
2022, the expense limitation was 0.60%.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$32,583,161	—	$32,583,161
Short-Term Investments†	—	1,200,000	—	1,200,000
Total Investments	—	$33,783,161	—	$33,783,161

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Massachusetts.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective

Western Asset Massachusetts Municipals Fund 2025 Annual Report

securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.30% and 0.55%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $166,041.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires November 30, 2026	$84,589	$2,996	$83,677
Expires November 30, 2027	113,961	4,403	47,677
Total fee waivers/expense reimbursements subject to recapture	$198,550	$7,399	$131,354
For the year ended November 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves

Western Asset Massachusetts Municipals Fund 2025 Annual Report

as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended November 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $598 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended November 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$619	—
CDSCs	1,394	$859
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended November 30, 2025, such purchase and sale transactions (excluding accrued interest) were $7,800,000 and $9,400,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
3. Investments
During the year ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,896,432
Sales	17,810,795
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$35,257,650	$396,629	$(1,871,118)	$(1,474,489)
4. Derivative instruments and hedging activities
At November 30, 2025, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended November 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$8,139

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(45,616)
During the year ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$657,933

*	Based on the average of the market values at each month-end during the period.
†	At November 30, 2025, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and

Western Asset Massachusetts Municipals Fund 2025 Annual Report

Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended November 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$41,146	$23,906
Class C	7,053	1,118
Class I	—	9,809
Total	$48,199	$34,833
For the year ended November 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$113,961
Class C	4,403
Class I	47,677
Total	$166,041
6. Distributions to shareholders by class

	Year Ended November 30, 2025	Year Ended November 30, 2024
Net Investment Income:
Class A	$733,434	$779,646
Class C	21,393	22,000
Class I	288,705	642,985
Total	$1,043,532	$1,444,631
7. Shares of beneficial interest
At November 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Transactions in shares of each class were as follows:

	Year Ended November 30, 2025		Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	326,373	$3,654,788	160,015	$1,838,743
Shares issued on reinvestment	54,861	617,853	57,592	664,961
Shares repurchased	(450,917)	(5,061,872)	(429,891)	(4,967,724)
Net decrease	(69,683)	$(789,231)	(212,284)	$(2,464,020)
Class C
Shares sold	19,047	$214,289	29,716	$343,525
Shares issued on reinvestment	1,889	21,269	1,895	21,879
Shares repurchased	(54,614)	(615,144)	(35,424)	(409,404)
Net decrease	(33,678)	$(379,586)	(3,813)	$(44,000)
Class I
Shares sold	149,166	$1,671,989	679,581	$7,834,752
Shares issued on reinvestment	24,257	273,908	54,710	631,694
Shares repurchased	(1,359,652)	(15,209,851)	(1,378,671)	(15,988,292)
Net decrease	(1,186,229)	$(13,263,954)	(644,380)	$(7,521,846)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended November 30, 2025.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended November 30, was as follows:

	2025	2024
Distributions paid from:
Tax-exempt income	$1,043,455	$1,443,919
Ordinary income	77	712
Total distributions paid	$1,043,532	$1,444,631
As of November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$203,943
Deferred capital losses*	(7,763,511)
Other book/tax temporary differences(a)	(9,939)
Unrealized appreciation (depreciation)(b)	(1,474,489)
Total distributable earnings (loss) — net	$(9,043,996)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the difference between cash and accrual basis distributions paid.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and difference between book and tax accretion methods for market discount on fixed income securities.

10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Massachusetts Municipals Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Massachusetts Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Massachusetts Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
January 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Massachusetts Municipals Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended November 30, 2025:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$1,043,455
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$77
Section 163(j) Interest Earned	§163(j)	$91
Western Asset Massachusetts Municipals Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Massachusetts Municipals Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset
Massachusetts Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Massachusetts Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Massachusetts Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Massachusetts Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90029-AFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026